RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2022
Asset retirement obligation
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	As at	As at
	December 31,	December 31,
	2022	2021
Asset retirement obligations - non-current, beginning of year	$706,958	$635,648
Asset retirement obligations - current, beginning of year	4,547	11,320
Current year additions and changes in estimate, net(i)	217,506	72,181
Current year accretion	15,951	6,554
Liabilities settled	(16,850)	(3,213)
Foreign exchange revaluation	(40,666)	(10,985)
Reclassification from non-current to current, end of year	(22,127)	(4,547)
Asset retirement obligations - non-current, end of year	$865,319	$706,958

Note:

(i)	Current year additions include $180.4 million related to the acquisition of Kirkland.

Environmental remediation liability
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	As at	As at
	December 31,	December 31,
	2022	2021
Environmental remediation liability - non-current, beginning of year	$15,491	$16,135
Environmental remediation liability - current, beginning of year	3,000	3,950
Current year additions and changes in estimate, net	—	1,048
Liabilities settled	(3,058)	(2,816)
Foreign exchange revaluation	(1,043)	174
Reclassification from non-current to current, end of year	(1,381)	(3,000)
Environmental remediation liability - non-current, end of year	$13,009	$15,491